PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Schedule of movement in property and equipment	The following table summarizes the movement in the net book value of property and equipment for the three-month period ended
March 31:

	2026	2025*

Balance as of January 1	849	624

Additions	67	66
Acquisitions*	4	—
Disposals and write off	(1)	—
Depreciation	(38)	(31)
Impairment	(2)	(2)
Translation adjustment	(29)	7
Modifications and reassessments	36	39

Balance as of March 31	886	703
*This includes fair value adjustments of US$2 related to SUNVIN11 and US$2 relating to Shtorm (see Note 5)